CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Application of Judgement in Adjustments to Modelled ECL - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 6,247	£ 3,455
UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,027	569
UK Mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 36
UK Mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			183
Probability of possession (in percent)		95.00%
UK Mortgages | Other judgements | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Probability of default loans and advances to customers (in percent)		70.00%
UK Mortgages | Other judgements | Stage 3
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Probability of default loans and advances to customers (in percent)		100.00%
Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 2,368	1,521
Other Retail | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		321
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		2,402	1,315
Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		131
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		450	50
Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		3,642	2,412
Modelled ECL | UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		481	386
Modelled ECL | Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		2,060	1,531
Modelled ECL | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,051	445
Modelled ECL | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		50	50
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,222	890
Individually assessed | UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,222	890
Individually assessed | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		888	0
Judgements due to COVID-19 | UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			0
Judgements due to COVID-19 | Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			0
Judgements due to COVID-19 | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			0
Judgements due to COVID-19 | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			0
Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		495	153
Other judgements | UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		510
Other judgements | Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		(13)	(10)
Other judgements | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		(2)	(20)
Other judgements | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Support measures | Other Retail | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		218
Forward looking LGDs | Other Retail | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		86
Other economic impacts
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		200
Other economic impacts | Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		93
Central overlay in respect of economic uncertainty | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 400
Increase in unemployment rate (in percent)		1.00%
Increase in House Price Index (in percent)	5.00%
Re-weighting from upside to severe downside scenario (in percent)		10.00%
Modelled forecast parameters | UK Mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		£ 193	0
End of term risk on interest only mortgages | UK Mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		179	132
Mortgage accounts in long term default | UK Mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		87	33
Extension of modelled lifetime on retail revolving products | Other Retail | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		81	36
Unsecured non-scored accounts | Other Retail | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		(72)	0
Credit card LGD alignment | Other Retail | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		(55)	(22)
Management adjustments
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		£ 1,383	£ 153